Note 8 - Goodwill And Other Intangible Assets	12 Months Ended
Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Text Block]
Goodwill and Intangible Assets Disclosure [Text Block]
8.	GOODWILL AND OTHER INTANGIBLE ASSETS

  The components of intangible assets as of March 31, 2012 and 2013 are as follows:

	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013

Intangible assets subject to amortization:
Customer relationship	¥6,424,471	6,424,471	$68,229
Total	6,424,471	6,424,471	68,229
Less accumulated amortization
Customer relationship	(1,201,881)	(1,759,440)	(18,685)
Total	(1,201,881)	(1,759,440)	(18,685)
Intangible assets subject to amortization—net	5,222,590	4,665,031	49,544

Intangible assets not subject to amortization:
Telephone rights	18,879	19,400	206
Trademark	155,000	107,000	1,136
Goodwill	5,788,333	5,969,951	63,402
Total	5,962,212	6,096,351	64,744

Total intangible assets	¥11,184,802	10,761,382	$114,288

The weighted average amortization period for customer relationship is approximately 15.6 years. The amortization expenses for the years ended March 31, 2012 and 2013 were ¥621,598 thousand and ¥557,559 thousand ($5,921 thousand), respectively. The estimated aggregate amortization expense of intangible assets for each of the next five years is as follows:

Year Ending March 31	Thousands of Yen	Thousands of U.S. Dollars
2014	¥463,073	$4,918
2015	397,031	4,217
2016	388,014	4,121
2017	380,496	4,041
2018	365,460	3,881

The Company recorded an impairment loss of ¥97,791 thousand on licenses which are included in “General and administrative” expenses in the Company’s consolidated statement of income for the year ended March 31, 2011. The amount of the impaired licenses was included in the Network service and systems integration business segment. The impairment was due to the decision to dissolve GDX which operated the related business using the licenses by the Company’s Board of Directors in March 2011. The Company applied the income approach based on the future cash flows to evaluate the impairment loss on the licenses.

The Company recorded ¥37,000 thousand, and ¥48,000 thousand ($510 thousand) of loss on impairment of the trademark right related to hi-ho in “Sales and marketing” expenses in the Company’s consolidated statement of income for the year ended March 31, 2012 and 2013, respectively.  Because hi-ho recorded operating loss for the years ended March 31, 2012 and 2013, and expects to record operating loss in next fiscal year, the Company recognized that the trademark might be impaired. The carrying value of the trademark exceeded its fair value and the impairment loss was recognized in an amount equal to the excess of the carrying amount of the trademark over the fair value of the trademark. The fair value of the trademark was calculated with the relief from royalty method. The amount of loss was included in the Network service and system integration business segment.

The following table shows changes in the carrying amount of goodwill for the years ended March 31, 2012 and 2013, by operating segment:

	Thousands of Yen			Thousands of U.S. Dollars
	Network Service and Systems Integration Business	ATM Operation Business	Total	Network Service and Systems Integration Business	ATM Operation Business	Total
Balance at March 31, 2011
Goodwill	¥ 5,673,064	¥ 235,551	¥5,908,615
Accumulated impairment losses	(120,282)	－	(120,282)
	5,552,782	235,551	5,788,333

Acquisition	－	－	－	－	－	－

Impairment losses	－	－	－	－	－	－

Balance at March 31, 2012
Goodwill	5,673,064	235,551	5,908,615	$60,249	$2,501	$62,750
Accumulated impairment losses	(120,282)	－	(120,282)	(1,277)	－	(1,277)
	5,552,782	235,551	5,788,333	58,972	2,501	61,473

Acquisition	181,618	－	181,618	1,929	－	1,929

Impairment losses	－	－	－	－	－	－

Balance at March 31, 2013
Goodwill	5,854,682	235,551	6,090,233	62,178	2,501	64,679
Accumulated impairment losses	(120,282)	－	(120,282)	(1,277)	－	(1,277)
	¥5,734,400	¥235,551	¥5,969,951	$60,901	$2,501	$63,402

The impairment loss on goodwill included in the Network service and systems integration business segment for the year ended March 31, 2011 consisted of impairment losses of ¥20,282 thousand and ¥100,000 thousand on goodwill for GDX and IIJ-FS, respectively. Because of the decision for the dissolution of GDX and a shrinking business of IIJ-FS, the carrying amount of the subsidiary exceeded its fair value and the impairment loss was recognized in the amount equal to the excess of the carrying amount of goodwill over the implied fair values of goodwill. The fair values of the subsidiaries for the basis of determining the impairment loss of goodwill was calculated with the discounted cash flow method. No impairment of goodwill was recognized during the years ended March 31, 2012 and 2013.

On September 1, 2010, IIJ acquired a new subsidiary, IIJ-Global and recorded a customer relationship of ¥3,721,000 thousand and goodwill of ¥2,288,273 thousand through this acquisition. The customer relationship is amortized over its estimated useful life of 15 years based on the pattern of expected future economic benefit from the acquisition date, which is generally on a non-straight-line basis based upon its expected future cash flows. The goodwill components were mainly attributable to of human resources and synergies and the goodwill was included in the network service and system integration business segment. ¥5,387,018 thousand of the recorded customer relationship and goodwill are deductible for tax purposes.

On April 2, 2012, IIJ acquired a new subsidiary, IIJ-Exlayer and recorded goodwill of ¥181,618 thousand ($1,929 thousand). The goodwill components were mainly attributable to of human resources and the goodwill was included in the network service and system integration business segment.